Fair Value Measurement (Details)	12 Months Ended
Dec. 31, 2022
Fair Value Measurement (Details) [Line Items]
Expected dividend yield, percentage	0.00%
Top of range [member]
Fair Value Measurement (Details) [Line Items]
Expected term of warrant	The key inputs that were used in the both items of non-tradable warrants valuation were: risk-free interest rate between 5.04% and 5.26%, expected volatility between 56.5%-57.8% , expected dividend yield of 0% and expected term of warrants of 1.54-2.54 years.
Risk-free interest rate, percentage	5.26%
Bottom of range [member]
Fair Value Measurement (Details) [Line Items]
Expected term of warrant	1.54
Risk-free interest rate, percentage	5.04%
Expected volatility, percentage	56.50%
Top of range [member]
Fair Value Measurement (Details) [Line Items]
Expected volatility, percentage	57.80%
Fair Value Measurement Level 2 [Member]
Fair Value Measurement (Details) [Line Items]
Expected dividend yield, percentage	0.00%
Fair Value Measurement Level 2 [Member] | Top of range [member]
Fair Value Measurement (Details) [Line Items]
Expected term of warrant	54
Risk-free interest rate, percentage	0.73%
Expected volatility, percentage	57.80%
Fair Value Measurement Level 2 [Member] | Bottom of range [member]
Fair Value Measurement (Details) [Line Items]
Expected term of warrant	2.54
Risk-free interest rate, percentage	0.19%
Expected volatility, percentage	55.30%